Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Quaterly Information
	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions; per-share amounts in dollars)	2014	2013	2014	2013	2014	2013	2014	2013

Consolidated operations
Earnings from continuing operations	$2,254	$2,701	$2,884	$2,538	$2,803	$2,263	$4,705	$4,709
Earnings (loss) from discontinued
operations	698	810	661	761	706	918	634	(1,345)
Net earnings	2,952	3,511	3,545	3,299	3,509	3,181	5,339	3,364
Less net earnings (loss) attributable to
noncontrolling interests	(47)	(16)	-	166	(28)	(10)	187	158
Net earnings attributable to
the Company	$2,999	$3,527	$3,545	$3,133	$3,537	$3,191	$5,152	$3,206
Per-share amounts – earnings from
continuing operations
Diluted earnings per share	$0.23	$0.26	$0.28	$0.23	$0.28	$0.22	$0.45	$0.45
Basic earnings per share	0.23	0.26	0.29	0.23	0.28	0.22	0.45	0.45
Per-share amounts – earnings (loss)
from discontinued operations
Diluted earnings per share	0.07	0.08	0.07	0.07	0.07	0.09	0.06	(0.13)
Basic earnings per share	0.07	0.08	0.07	0.07	0.07	0.09	0.06	(0.13)
Per-share amounts – net earnings
Diluted earnings per share	0.30	0.34	0.35	0.30	0.35	0.31	0.51	0.32
Basic earnings per share	0.30	0.34	0.35	0.30	0.35	0.31	0.51	0.32

Selected data
GE
Sales of goods and services	$24,011	$22,303	$26,226	$24,623	$26,025	$25,262	$31,046	$28,826
Gross profit from sales	5,326	4,867	6,090	6,006	6,148	5,691	7,867	6,820
GECC
Total revenues	6,564	6,560	6,275	6,432	6,384	6,535	7,121	7,481
Earnings from continuing operations
attributable to the Company	1,246	1,008	1,163	1,040	843	893	1,278	2,053